VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

FLORIDA UNIVERSITY SYSTEM OPTIONAL RETIREMENT

PROGRAM AND THE FLORIDA SENIOR MANAGEMENT

SERVICE OPTIONAL ANNUITY PROGRAM

A GROUP DEFERRED FIXED AND VARIABLE ANNUITY CONTRACT

(“THE CONTRACT” OR “CONTRACTS”)

issued to

Plans Established by Eligible Organizations Under Tax Code Sections 401(a)
and 403(b), including Roth 403(b)

UPDATING SUMMARY PROSPECTUS

May 1, 2026

There is one class of Contract described in this updating summary Prospectus (“summary Prospectus”). The Contract is issued in connection with plans established by eligible organizations under Tax Code Sections 401(a) and 403(b), including Roth 403(b) plans.

The full Prospectus for the Contract (the “full Contract prospectus”) contains more information about the Contracts, including the features, benefits, and risks. You can find the current Prospectus and other information about the Contracts online at https://vpx.broadridge.com/getcontract1.asp?doctype=pros&dtype=isp&cid=voyavpx&fid=NVA003240. You can also obtain this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Additional information about certain investment products, including variable annuities, has been prepared by the U.S. Securities and Exchange Commission’s staff and is available at Investor.gov.

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved this Contract or passed upon the adequacy of this summary Prospectus. Any representation to the contrary is a criminal offense.

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SPECIAL TERMS USED IN THIS SUMMARY PROSPECTUS

The following are some of the important terms used throughout this summary Prospectus that have special meaning.

Account Value: The value of: (1) amounts allocated to the Fixed Interest Options, including interest earnings to date; less (2) any deductions from the Fixed Interest Options (e.g., withdrawals and fees); and plus (3) the current dollar value of amounts allocated to the Subaccounts of Variable Annuity Account C, which includes investment performance and fees deducted from the Subaccounts.

Contract or Contracts: The group or individual deferred fixed and variable annuity Contract offered by your Plan Sponsor as a funding vehicle for your retirement plan.

Contract Holder: The person to whom we issue the Contract. Generally, the Plan Sponsor or a trust.

Customer Service: The location from which we service the Contract. The mailing address and telephone number of Customer Service is Defined Contributions Administration, P.O. Box 990063, Hartford, CT 06199-0063, 1-800-584-6001.

Fixed Interest Options: The Fixed Plus Account II is a Fixed Interest Option that may be available during the Accumulation Phase under some Contracts. Amounts allocated to the Fixed Interest Option are held in the Company’s General Account which supports insurance and annuity obligations.

Fund(s): The underlying mutual Funds in which the Subaccounts invest.

General Account: The account that contains all of our assets other than those held in Variable Annuity Account C or one of our other separate accounts.

Investor (also “you” or “participant”): The individual who participates in the Contract through a retirement plan.

Loan Interest Rate Spread: The difference between the rate charged and the rate credited on loans under your Contract.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer.

Purchase Payment: Collectively, the initial purchase payment and any additional purchase payment.

Purchase Payment Period (also called “Deposit Cycle” in the Contract): For installment Purchase Payments, the period of time it takes to complete the number of installment Purchase Payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 Purchase Payments are made. If only 11 Purchase Payments are made, the payment period is not completed until the twelfth Purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of Account Years completed, regardless of the number of payments made.

Subaccount: Division(s) of Variable Annuity Account C that are investment options under the Contract. Each Subaccount invests in a corresponding underlying mutual Fund.

Tax Code: The Internal Revenue Code of 1986, as amended.

VRIAC, the Company, we, us and our: Voya Retirement Insurance and Annuity Company, a stock company domiciled in Connecticut, that issues the Contract described in this summary Prospectus.

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Variable Annuity Account C, the Separate Account: Voya Variable Annuity Account C, a segregated asset account established by us to fund the variable benefits provided by the Contract. The Variable Annuity Account C is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and it also meets the definition of “separate account” under the federal securities laws.

Variable Investment Options: The Subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.

Vested: The amount of money in a participant’s individual account attributable to participant contributions. In an, employer-sponsored retirement plan (i.e., a 401(k) or 403(b) plan), the Vested amount may include employer matching contributions.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this summary Prospectus is a summary of certain Contract features that have changed since May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.

•	Investment Options
•	Effective July 28, 2025, the Neuberger Berman Sustainable Equity Fund changed its name to the Neuberger Equity Fund.
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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?	We do not impose a charge for early withdrawals from the Contract.
Are There Transaction Charges?

Yes.

•     In addition to the early withdrawal charge, the Investor may also be charged for other transactions. If you take a loan from your Account Value, you may be subject to a Loan Initiation Fee not to exceed $100 per loan. A Loan Interest Rate Spread (which is the difference between the rate charged and the rate credited on loans under your contract) or an Annual Loan administration fee is charged until the loan is repaid; and

•     Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate.

See “FEE TABLE – Transaction Expenses” and “CHARGES AND FEES” in the full Contract prospectus.

Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Variable Investment Options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base Contract Expenses	1.50%[1,2]	1.50%[1,2]
Portfolio Company fees and expenses	0.11%[3]	0.95%[3]

[1]	As a percentage of average Account Value.
[2]	The base contract expenses include (1) a mortality and expense risk charge, which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit, including any guaranteed death benefits; and (2) a $75 annual maintenance fee, (0.000983014% when converted to an annual percentage), which helps defray the administrative expenses we incur in establishing and maintaining the accounts, and may be reduced or eliminated in certain circumstances. The minimum amount reflects these reductions or eliminations, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge, and the maximum amount reflects the higher mortality and expense risk charge for the Contracts. See “CHARGES AND FEES – Periodic Fees and Charges” in the full Contract prospectus.
[3]	As a percentage of Account Value allocated to the Subaccount investing in the Portfolio Company. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
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FEES AND EXPENSES (continued from previous page)
Are There Ongoing Fees and Expenses?

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

Lowest Annual Cost Estimate: $108	Highest Annual Cost Estimate: $2,131

Assumes:

•    Investment of $100,000;

•    5% annual appreciation;

•    No optional benefits;

•    No loans;

•    Fees and expenses of least expensive Fund;

•    No sales charges; and

•    No additional Purchase Payments, transfers or withdrawals.

Assumes:

•    Investment of $100,000;

•    5% annual appreciation;

•    No loans;

•    Fees and expenses of most expensive Fund;

•    No sales charges; and

•    No additional Purchase Payments, transfers or withdrawals.

See “FEE TABLES – Periodic Fees and Expenses” and “CHARGESAND FEES – Periodic Fees and Charges” in the full Contract Prospectus.
RISKS
Is There a Risk of Loss from Poor Performance?

Yes. An Investor can lose money by investing in the Contract. Contact Customer Service at 1-800-584-6001 for questions regarding the Contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract prospectus.

Is This a Short-Term Investment?

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract prospectus.

What Are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Fixed Interest Option) will have its own unique risks, and you should review these investment options before making an investment decision.

See ‘THE INVESTMENT OPTIONS – The Variable Investment Options” and “APPENDIX B, APPENDIX C and APPENDIX D” in the full Contract Prospectus and “APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” to this summary Prospectus.

What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account” in the full Contract prospectus.

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RESTRICTIONS
Are There Limits on the Investments?

Yes.

•     Your plan may limit the number of options you may select at any one time. Please refer to your plan documents for more information;

•     Some Subaccounts and Fixed Interest Options may not be available through your plan. Please refer to your plan documents for a list of Subaccounts and Fixed Interest Options available to you;

•     The Fixed Interest Option may not be available for current or future investment;

•     There are certain restrictions on transfers from the Fixed Interest Options;

•     The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•     The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account” and “THE CONTRACT – Limits on Frequent or Disruptive Transfers” in the full Contract prospectus.

Are There any Restrictions on Contract Benefits?

Yes.

•     We may discontinue or restrict the availability of an optional benefit;

•     Benefits available to you may vary based on your plan. Please refer to your plan documents for benefits available to you; and

•     Withdrawals may reduce the amount of a death benefit based on premium by more than the amount withdrawn.

See “THE CONTRACT – Contract Provisions and Limitations – The Asset Rebalancing Program,” “DEATH BENEFIT – Death Benefit Options,” “SYSTEMATIC DISTRIBUTION OPTIONS – Availability of Systematic Distribution Options” and “LOANS – Availability” in the full Contract prospectus.

TAXES
What are the Contract’s Tax Implications?

•     You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•     There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•     Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS” in the full Contract prospectus.

CONFLICTS OF INTEREST
How are Investment ProfessionalsCompensated?

•     We pay compensation to broker/dealers whose registered representatives sell the Contract.

•     Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•     Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution” in the full Contract prospectus.

Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your contract only if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the full Contract prospectus.

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APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The Variable Options and Fixed Interest Options available to you may vary based on employer. You should refer to your plan documents for a list of available Investment Options.

Variable Options

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?doctype=usp&dtype=isp&cid=voyavpx&fid=NVA003240. You can also request this information at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total returns and maintain lower volatility relative to the overall market.	abrdn Emerging Markets ex-China Fund (Institutional Class) Investment Adviser: abrdn Inc.	0.90%*	34.87%	8.90%	10.06%
Achieve long-term capital appreciation.	DFA Emerging Markets Core Equity 2 Portfolio (Institutional Shares)[1] Investment Adviser: Dimensional Fund Advisors LP Subadvisers: Dimensional Fund Advisors Ltd. and DFA Australia Limited	0.39%	28.77%	7.14%	9.26%
Provide inflation protection and earn current income consistent with inflation-protected securities.	DFA Inflation-Protected Securities Portfolio (Institutional Shares)[1] Investment Adviser: Dimensional Fund Advisors LP	0.11%	7.03%	1.01%	3.11%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
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INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to long-term capital appreciation.	DFA U.S. Targeted Value Portfolio (Institutional Class)[1] Investment Adviser: Dimensional Fund Advisors LP	0.29%*	9.55%	13.60%	10.81%
Seeks to long-term capital appreciation	Neuberger Quality Equity Fund (Institutional Class)** Investment Adviser: Neuberger Berman Investment Advisers LLC	0.69%	17.59%	14.08%	13.68%
Seeks to provide growth of capital.	Nomura Mid Cap Growth Fund (Institutional Class)*** Investment Adviser: Nomura Investment Management Business Trust***	0.79%*	1.12%	0.27%	11.00%
Seeks to provide long-term capital appreciation through investments in common stocks of growth companies.	T. Rowe Price Large-Cap Growth Fund (Class I)[1] Investment Adviser: T. Rowe Price Associates, Inc.	0.55%	17.65%	12.46%	16.91%
Aims to maximize total return over the course of a market cycle by following a value-based discipline that adjusts portfolio risk profiles over time.	TCW MetWest Total Return Bond Fund (Class I)[1] Investment Adviser: TCW Metropolitan West Asset Management, LLC	0.44%	7.81%	-0.55%	2.09%
Seeks to provide investors with long-term capital growth.	Touchstone Value Fund (Institutional Shares)[1] Investment Adviser: Touchstone Advisors, Inc. Subadviser: Barrow, Hanley, Mewhinney & Strauss, LLC	0.68%*	11.78%	12.34%	11.11%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC and T. Rowe Price Associates Inc.****	0.67%*	15.33%	12.23%	15.19%

*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	Effective July 28, 2025, the Neuberger Berman Sustainable Equity Fund changed its name to the Neuberger Quality Equity Fund.
***	Effective December 1, 2025, the Macquarie Mid Cap Growth Fund changed its name to the Nomura Mid Cap Growth Fund and the investment manager changed from the Delaware Management Company to the Nomura Investment Management Business Trust.
****	Effective on or about October 27, 2025, T. Rowe Price Associates Inc. was added as a sub-adviser to Voya Large Cap Growth Portfolio.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
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Fixed Interest Options

The following is the Fixed Interest Option currently available under the Contract. The availability of the Fixed Interest Option may vary based on employer and state approval and participants should refer to their plan documents for a list of available Fixed Interest Options. We may change the features of the Fixed Interest Option listed below, offer new Fixed Interest Options, and terminate existing Fixed Interest Option. We will provide you with written notice before doing so.

Name	Term*	Minimum Guaranteed Interest Rate
The Fixed Plus Account II	N/A	1.00%

* The guaranteed minimum interest rate for your Contract is stated in your Contract, and will not be less than stated.

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HOW TO GET MORE INFORMATION

This updating summary Prospectus incorporates by reference the full Florida University System Optional Retirement Program and the Florida Senior Management Service Optional Annuity Program Contract prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2026, as amended or supplemented. You can find these documents online at https://vpx.broadridge.com/getcontract1.asp?doctype=pros&dtype=isp&cid=voyavpx&fid=NVA003240 for the Contract prospectus and https://vpx.broadridge.com/getcontract1.asp?doctype=sai&dtype=isp&cid=voyavpx&fid=NVA003240 for the SAI. You can also obtain these documents at no cost by calling 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

Reports and other information about the Variable Annuity Account C, and Voya Retirement Insurance and Annuity Company, are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000163132

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